Contingent Liabilities and Commitments (Tables)	12 Months Ended
Dec. 31, 2018
Contingent Liabilities and Commitments [Abstract]
Schedule of future minimum lease commitments under non-cancelable operating leases
USD
2019	$80
2020-2021	10
$90